UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

     ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 08703

Dreyfus High Yield Strategies Fund

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 3/31
Date of reporting period: July 1, 2007-June 30, 2008

Item 1. Proxy Voting Record

DREYFUS HIGH YIELD STRATEGIES FUND

MIRANT CORP

Ticker:		MIR.XA	Security ID:	60467R100
Meeting Date: MAY 7, 2008			Meeting Type: Annual
Record Date:		MAR 10, 2008

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect	Director Thomas W. Cason		For	For	Management
1.2	Elect	Director A.D. (Pete) Correll		For	For	Management
1.3	Elect	Director Terry G. Dallas		For	For	Management
1.4	Elect	Director Thomas H. Johnson		For	For	Management
1.5	Elect	Director John T. Miller		For	For	Management
1.6	Elect	Director Edward R. Muller		For	For	Management
1.7	Elect	Director Robert C. Murray		For	For	Management
1.8	Elect	Director John M. Quain		For	For	Management
1.9	Elect	Director William L. Thacker		For	For	Management
2	Ratify Auditors			For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 19, 2008